Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 17, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Global X Funds | Global X YieldCo Index ETF Series
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X YieldCo Index ETF (the “Fund”)

Supplement dated September 17, 2018 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2018.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around November 19, 2018.

	Current	New
Fund Name	Global X YieldCo Index ETF	Global X YieldCo & Renewable Energy Income ETF
Index Name	Indxx Global YieldCo Index	Indxx YieldCo & Renewable Energy Income Index
Index Components	20	33*
Index Description
The Indxx Global YieldCo Index is designed to provide exposure to publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”), as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by Indxx, LLC (the “Index Provider”). A YieldCo is a dividend growth-oriented public company, created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate systematic cash flows.

The Indxx YieldCo & Renewable Energy Income Index is designed to provide exposure to publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”), as well as companies that are involved in the production of renewable energy such as solar, wind and hydroelectric power (“Renewable Energy Companies”) that meet minimum dividend yield criteria, as determined by Indxx, LLC (the “Index Provider”). A YieldCo is a dividend growth-oriented public company, created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate systematic cash flows. Renewable Energy Companies include but are not limited to companies involved in the production of renewable energy, renewable energy components and systems, and smart grid technology.

*Index constituents for the Indxx YieldCo & Renewable Energy Income Index are as of September 14, 2018. The number of index constituents may change by the effective date (on or around November 19, 2018).
The current index is the Indxx Global YieldCo Index (the “Current Index”). The Current Index is designed to reflect the performance of YieldCos, as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by the Index Provider. The new index is the Indxx YieldCo & Renewable Energy Income Index (the “New Index”). The New Index is designed to provide exposure to YieldCos, as well as Renewable Energy Companies that meet minimum dividend yield criteria, as determined by the Index Provider. A YieldCo is a dividend growth-oriented public company, created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate systematic cash flows. Renewable Energy Companies include but are not limited to companies involved in the production of renewable energy such as solar, wind, and hydroelectric power, as well as companies that produce renewable energy components, systems, and smart grid technology.

As of the effective date, the following risks are added to the Summary Prospectus and Statutory Prospectus:
Risks Related to Investing in Renewable Energy Companies: Renewable Energy Companies typically face intense competition, short product lifecycles and potentially rapid product obsolescence. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, subsidies and other governmental regulations and policies. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Renewable Energy Companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technological developments and labor relations. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on Renewable Energy Companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE